Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Taxation
Schedule of reconciliation of the effective tax rate

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Profit before income tax	40,696	33,811	21,610	18,221
Tax calculated at the applicable tax rate	(6,104)	(4,226)	(3,241)	(2,277)
Effect of different tax rates in other countries	(14)	(79)	(19)	(47)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(522)	(645)	(157)	(558)
Tax effect of deductions under special tax regimes	4,211	3,432	2,181	2,041
Tax effect of tax losses brought forward	993	337	443	151
Tax effect of not recognized deferred tax asset regarding the loss carryforward	(993)	(338)	(443)	(152)
Overseas tax in excess of credit claim used during the period	(911)	(1,401)	(428)	(754)
Underprovision of tax liability	(8)	—	(2)	—
Income tax expense	(3,348)	(2,920)	(1,666)	(1,596)